Lease (Tables)	6 Months Ended
Sep. 30, 2021
Lease [Abstract]
Schedule of future lease payments under operating leases
September 30, 2021

2022	$155,977
2023	137,377
2024	128,059
2025	25,555
2026	25,555
Thereafter	17,037
Total future lease payments	$489,560

Less: Imputed interest	100,195
Total lease liability balance	$389,365